Award Timing Disclosure	12 Months Ended
Sep. 27, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
EQUITY GRANTING POLICY FOR EXECUTIVE OFFICERS
We typically grant our annual equity awards following the Committee’s fourth quarter meeting (held in the first quarter of the following fiscal year) and grants to any newly-hired or promoted executives are typically made on the date of hire or promotion. We do not currently grant stock options or similar stock appreciation awards as part of our equity compensation program. Accordingly, during the fiscal year ended September 27, 2025, (i) none of our NEOs were awarded stock options with an effective grant date during any period beginning four business days before the filing or furnishing of a Form 10-Q, Form 10-K, or Form 8-K that disclosed material nonpublic information, and ending one business day after the filing or furnishing of such reports, and (ii) we did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. If stock options were to be granted in the future, the Committee would endeavor to avoid granting such options in anticipation of the release of material nonpublic information that is likely to result in changes to the price of our Common Stock.

Award Timing Method	We typically grant our annual equity awards following the Committee’s fourth quarter meeting (held in the first quarter of the following fiscal year) and grants to any newly-hired or promoted executives are typically made on the date of hire or promotion. We do not currently grant stock options or similar stock appreciation awards as part of our equity compensation program.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Accordingly, during the fiscal year ended September 27, 2025, (i) none of our NEOs were awarded stock options with an effective grant date during any period beginning four business days before the filing or furnishing of a Form 10-Q, Form 10-K, or Form 8-K that disclosed material nonpublic information, and ending one business day after the filing or furnishing of such reports, and (ii) we did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. If stock options were to be granted in the future, the Committee would endeavor to avoid granting such options in anticipation of the release of material nonpublic information that is likely to result in changes to the price of our Common Stock.
MNPI Disclosure Timed for Compensation Value	false